S-K 1602(c) Dilution - USD ($)		Sep. 23, 2025	May 15, 2025
Net Tangible Book Value Per Share [Line Items]
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the warrants and Share Rights included in the units we are offering pursuant to this prospectus or the private placement units, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants and Share Rights, including the private placement units, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the units (however, we may need to issue ordinary shares or convertible equity in the circumstances described above, if we intend to target an initial business combination with a target company whose enterprise value is greater than the next proceeds of this offering and the sale of private placement units) (v) the anti-dilution provision applicable to the Class B ordinary shares do not impact the dilution calculations in the proforma presentation, and (B) assume the issuance of 15,000,000 public shares (or 17,250,000 public shares if the over-allotment option is exercised in full), 4,312,500 founder shares (up to 562,500 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full).

Registered Offering Price per Share			$ 10
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			6.92
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			3.08
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			6.05
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			3.95
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			4.48
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			5.52
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			0.82
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			9.18
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			6.89
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			3.11
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			6.02
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			3.98
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			4.47
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			5.53
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			0.92
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share			9.08
Offering Price of $10.00 per Class A Ordinary Share [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			7.48
Offering Price of $10.00 per Class A Ordinary Share [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			7.45
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			10
Net Tangible Book Value, Adjusted, per Share			6.89
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 3.11
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 113,941,250
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			16,532,250
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			$ 10
Net Tangible Book Value, Adjusted, per Share			6.02
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 3.98
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 77,682,501
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			12,898,875
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			$ 10
Net Tangible Book Value, Adjusted, per Share			4.47
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 5.53
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 41,423,751
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			9,265,500
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	[2]		$ 10
Net Tangible Book Value, Adjusted, per Share	[2]		0.92
Net Tangible Book Value, Pre-transaction, Per Share	[2]		(0.04)
Net Tangible Book Value Amount of Dilution, Per Share	[2]		$ 9.08
Net Tangible Book Value	[1],[2]		$ (167,993)
Net Tangible Book Value Adjusted	[2]		$ 5,165,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	[2]		4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		5,632,125
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			$ 10
Net Tangible Book Value, Adjusted, per Share			7.45
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 2.55
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 150,200,000
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			20,165,625
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			$ 6.93
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			6.06
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			4.51
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	[2]		0.96
Without Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			$ 7.49
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		$ 150,695,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		150,695,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		150,695,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2],[3]		150,695,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		150,695,000
Without Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
Without Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
Without Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
Without Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2]		192,993
Without Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
Without Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(225,000)
Without Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(150,000)
Without Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(75,000)
Without Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2],[4],[5]
Without Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(300,000)
Without Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]		(220,000)
Without Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]		(220,000)
Without Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2],[5]		(220,000)
Without Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]		(220,000)
Without Over- Allotment [Member] | Less Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]		(220,000)
Without Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]		(36,333,750)
Without Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]		(72,667,500)
Without Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]		(109,001,249)
Without Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1],[2]		(145,334,999)
Without Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]
Without Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(562,500)
Without Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(562,500)
Without Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(562,500)
Without Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		(562,500)
Without Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(562,500)
Without Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			15,000,000
Without Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			15,000,000
Without Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			15,000,000
Without Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		15,000,000
Without Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			15,000,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,040,625
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,040,625
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,040,625
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		1,040,625
Without Over- Allotment [Member] | Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,040,625
Without Over- Allotment [Member] | SAP Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			375,000
Without Over- Allotment [Member] | SAP Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			375,000
Without Over- Allotment [Member] | SAP Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			375,000
Without Over- Allotment [Member] | SAP Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		375,000
Without Over- Allotment [Member] | SAP Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			375,000
Without Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(3,633,375)
Without Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(7,266,750)
Without Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(10,900,125)
Without Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		(14,533,500)
Without Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			$ 10
Net Tangible Book Value, Adjusted, per Share			6.92
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 3.08
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 130,981,250
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			18,917,375
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			$ 10
Net Tangible Book Value, Adjusted, per Share			6.05
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 3.95
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 89,042,501
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			14,716,000
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			$ 10
Net Tangible Book Value, Adjusted, per Share			4.48
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 5.52
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 47,103,751
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			10,514,625
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	[2]		$ 10
Net Tangible Book Value, Adjusted, per Share	[2]		0.82
Net Tangible Book Value, Pre-transaction, Per Share	[2]		(0.04)
Net Tangible Book Value Amount of Dilution, Per Share	[2]		$ 9.18
Net Tangible Book Value	[1],[2]		$ (167,993)
Net Tangible Book Value Adjusted	[2]		$ 5,165,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	[2]		4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		6,313,250
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share			$ 10
Net Tangible Book Value, Adjusted, per Share			7.48
Net Tangible Book Value, Pre-transaction, Per Share			(0.04)
Net Tangible Book Value Amount of Dilution, Per Share			$ 2.52
Net Tangible Book Value	[1]		$ (167,993)
Net Tangible Book Value Adjusted			$ 172,920,000
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share			4,312,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted			23,118,750
With Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			$ 6.96
With Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			6.09
With Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			4.52
With Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	[2]		0.86
With Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share			$ 7.52
With Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		$ 173,195,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		173,195,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		173,195,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2],[3]		173,195,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[3]		173,195,000
With Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
With Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
With Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
With Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted			192,993
With Over- Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2]		192,993
With Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(225,000)
With Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(150,000)
With Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(75,000)
With Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2],[4],[5]
With Over- Allotment [Member] | Less Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[4]		(300,000)
With Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]
With Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]
With Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[2],[5]
With Over- Allotment [Member] | Less Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]
With Over- Allotment [Member] | Less Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[5]
With Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]		(42,013,750)
With Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]		(84,027,500)
With Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]		(126,041,249)
With Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1],[2]		(168,054,999)
With Over- Allotment [Member] | Less Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	[1]
With Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			17,250,000
With Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			17,250,000
With Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			17,250,000
With Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		17,250,000
With Over- Allotment [Member] | Class A Ordinary Shares Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			17,250,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,125,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,125,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,125,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		1,125,000
With Over- Allotment [Member] | Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			1,125,000
With Over- Allotment [Member] | SAP Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			431,250
With Over- Allotment [Member] | SAP Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			431,250
With Over- Allotment [Member] | SAP Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			431,250
With Over- Allotment [Member] | SAP Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		431,250
With Over- Allotment [Member] | SAP Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			431,250
With Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(4,201,375)
With Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(8,402,750)
With Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted			(12,604,125)
With Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	[2]		(16,805,500)
With Over- Allotment [Member] | Less Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted

[1]	Assumes the receipt of the $25,000 for the issuance of the 4,312,500 founder shares.
[2]	The numbers set forth in this column assume the maximum number of redemption of public shares that would permit us to maintain net tangible assets of $5,000,001, are redeemed.
[3]	Expenses applied against gross proceeds include offering expenses of approximately $580,000 and underwriting commissions of $1,500,000 (excluding deferred underwriting commissions) in the aggregate. See “Use of Proceeds.”
[4]	Upon the consummation of our initial business combination, $300,000 will be payable to Polaris for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.
[5]	Represents the value of 45-day over-allotment option from the date of this offering granted to the underwriter to purchase an aggregate of up to 2,250,000 additional units at the initial public offering price less the underwriting commissions. The over-allotment option is deemed to be a freestanding financial instrument indexed on the contingently redeemable shares and will be accounted for as a liability pursuant to ASC 480.